Stock-based compensation (Summary of Stock Options) (Details) - Stock options [Member] $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Options
Balance unexercised at beginning of period (in shares) | shares	4.1
Granted (in shares) | shares	0.0
Exercised (in shares) | shares	(1.3)
Expired/forfeited (in shares) | shares	0.0
Balance unexercised at end of period (in shares) | shares	2.8
Vested or expected to vest (in shares) | shares	2.8
Exercisable (in shares) | shares	2.8
Weighted- average exercise price
Balance unexercised at beginning of period (in usd per share) | $ / shares	$ 54.48
Granted (in usd per share) | $ / shares	0.00
Exercised (in usd per share) | $ / shares	50.99
Expired/forfeited (in usd per share) | $ / shares	51.96
Balance unexercised at end of period (in shares) | $ / shares	56.19
Weighted-average exercise price, vested or expected to vest (in usd per share) | $ / shares	56.19
Weighted-average exercise price, exercisable (in usd per share) | $ / shares	$ 56.19
Stock options information [Abstract]
Weighted-average remaining contractual life (years), unexercised	3 years 9 months 18 days
Weighted-average remaining contractual life (years), vested or expected to vest	3 years 9 months 18 days
Weighted-average remaining contractual life (years), exercisable	3 years 9 months 18 days
Aggregate intrinsic value, unexercised | $	$ 294
Aggregate intrinsic value, vested or expected to vest | $	294
Aggregate intrinsic value, exercisable | $	$ 294